REVENUES (Tables)	12 Months Ended
Dec. 31, 2017
REVENUES
Schedule of revenues

	2015	2016	2017
Telephone revenues
Cellular
Usage charges	36,853	38,238	37,176
Monthly subscription charges	432	259	70
Sub-total	37,285	38,497	37,246
Fixed lines
Monthly subscription charges	2,821	3,311	3,260
Usage charges	4,635	3,847	3,032
Call center	275	290	290
Others	102	94	83
Sub-total	7,833	7,542	6,665
Total telephone revenues	45,118	46,039	43,911
Interconnection revenues	4,290	4,151	5,175
Data, internet, and information technology service revenues
Cellular internet and data	19,665	28,308	37,961
Internet, data communication, and information technology services	12,307	13,073	15,085
Short Messaging Services (“SMS”)	15,132	15,980	13,192
Pay TV	581	1,546	1,944
Others	135	64	353
Total data, internet and information technology service revenues	47,820	58,971	68,535
Network revenues	1,231	1,444	1,873
Other revenues
Sales of peripherals	1,516	1,490	2,292
Call center service	668	678	970
Telecommunication tower leases	721	733	796
Power supply	0	29	560
CPE and terminal	221	192	536
E-payment	126	424	505
E-health	192	415	470
Others	567	1,767	2,633
Total other revenues	4,011	5,728	8,762
Total revenues	102,470	116,333	128,256